Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 72.7%
Consumer Staples - 1.5%
Andersons, Inc.	6,776	$339,681
Cal-Maine Foods, Inc. (b)	8,465	383,549
		723,230
Energy - 40.1% (c)
Antero Midstream Corp.	36,642	452,162
APA Corp. (b)	14,933	593,139
BP PLC - ADR	29,140	1,065,941
Chevron Corp.	7,866	1,146,312
Civitas Resources, Inc. (b)	5,923	446,772
ConocoPhillips	9,944	1,181,347
Coterra Energy, Inc.	26,801	737,028
Diamondback Energy, Inc. (b)	5,201	833,824
DT Midstream, Inc.	8,093	436,779
Ecopetrol SA - ADR (b)	58,193	687,259
EOG Resources, Inc.	7,402	934,503
Equitrans Midstream Corp. (b)	50,883	451,332
Exxon Mobil Corp.	12,334	1,305,554
Kinder Morgan, Inc.	45,982	744,909
Marathon Oil Corp.	23,187	633,237
Occidental Petroleum Corp. (b)	10,991	679,354
ONEOK, Inc.	18,702	1,219,370
Petroleo Brasileiro SA - ADR	69,014	1,035,210
Pioneer Natural Resources Co.	3,671	877,369
Shell PLC - ADR	20,174	1,314,134
TotalEnergies SE - ADR	18,627	1,240,558
Williams Cos., Inc.	23,640	813,216
Woodside Energy Group, Ltd. - ADR (b)	38,754	843,287
		19,672,596
Industrials - 12.2%
3M Co.	9,111	828,646
A.O. Smith Corp. (b)	7,828	546,081
Allegion PLC	3,965	389,997
Allison Transmission Holdings, Inc.	6,385	321,932
Donaldson Co., Inc.	6,494	374,444
Emerson Electric Co. (b)	8,117	722,170
Fastenal Co.	11,413	665,834
Ferguson PLC	4,087	613,867
Forward Air Corp.	4,781	307,944
Kennametal, Inc.	12,908	298,304
MSC Industrial Direct Co., Inc. - Class A (b)	5,114	484,552
Mueller Industries, Inc. (b)	11,734	442,489
		5,996,260
Materials - 18.9%
BHP Group, Ltd. - ADR (b)	20,556	1,172,925
Cabot Corp.	5,290	351,679
CF Industries Holdings, Inc. (b)	8,364	667,280
Dow, Inc. (b)	15,724	760,098
Element Solutions, Inc. (b)	20,627	376,030
Gold Fields, Ltd. - ADR (b)	39,482	514,056
LyondellBasell Industries NV - Class A	8,328	751,519
NewMarket Corp.	769	370,773
Olin Corp.	8,890	379,781
Rio Tinto PLC - ADR (b)	14,213	914,464
Scotts Miracle-Gro Co. (b)	8,174	363,253
Southern Copper Corp.	11,111	787,770
Steel Dynamics, Inc. (b)	5,637	600,397
Sylvamo Corp. (b)	8,469	375,177
Ternium SA - ADR	14,181	531,646
Worthington Industries, Inc.	6,149	378,901
		9,295,749
TOTAL COMMON STOCKS (Cost $35,613,443)		35,687,835

REITs - 13.9%
Real Estate - 13.9%
AvalonBay Communities, Inc. (b)	3,886	644,066
CubeSmart	13,799	470,408
Equity LifeStyle Properties, Inc. (b)	8,640	568,512
Extra Space Storage, Inc.	5,902	611,388
Federal Realty Investment Trust (b)	5,076	462,880
Gaming and Leisure Properties, Inc.	13,692	621,480
Innovative Industrial Properties, Inc. (b)	4,145	297,735
Lamar Advertising Co. - Class A (b)	6,096	501,518
Mid-America Apartment Communities, Inc. (b)	4,204	496,703
Public Storage	3,193	762,201
Simon Property Group, Inc. (b)	7,209	792,197
VICI Properties, Inc.	20,548	573,289
TOTAL REITs (Cost $7,740,325)		6,802,377

MASTER LIMITED PARTNERSHIPS - 10.6%
Energy - 9.8%
Energy Transfer, LP	64,943	854,000
EnLink Midstream, LLC	43,373	533,054
Enterprise Products Partners, LP	32,102	835,936
MPLX, LP	23,993	864,708
Plains All American Pipeline, LP	41,758	632,634
Plains GP Holdings, LP - Class A	29,480	462,246
Western Midstream Partners, LP (b)	23,362	626,803
		4,809,381
Materials - 0.8%
Alliance Resource Partners, LP	18,507	420,572
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,527,465)		5,229,953

PREFERRED STOCK - 1.9%
Energy - 1.9%
Petroleo Brasileiro SA - ADR (b)	68,613	948,918
TOTAL PREFERRED STOCK (Cost $761,818)		948,918

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.2%
Investment Company - 25.2%
Mount Vernon Liquid Asset Portfolio, LLC, 5.55% (a)	12,359,952	12,359,952
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $12,359,952)		12,359,952

Total Investments (Cost $61,003,003) - 124.3%		61,029,035
Liabilities in Excess of Other Assets - (24.3)%		(11,924,343)
TOTAL NET ASSETS - 100.0%		$49,104,692

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Rate disclosed is the seven day annualized yield as of October 31, 2023.
(b) All or a portion of this security was out on loan at October 31, 2023. Total loaned securities had a market value of $12,118,622 as of October 31, 2023.
(c)  The "Principal Risks" section of the Fund's prospectus outlines risks associated with significant investments in a particular industry.  The prospectus is available by calling toll free at 1-800-617-0004, by accessing the Securities and Exchange Commission's ("SEC") website at www.sec.gov or by accessing the Fund's website at www.fcf-funds.com.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Yield Enhanced Real Asset ETF
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

Donoghue Forlines Yield Enhanced Real Asset ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$723,230	$-	$-	$723,230
Energy	19,672,596	-	-	19,672,596
Industrials	5,996,260	-	-	5,996,260
Materials	9,295,749	-	-	9,295,749
Total Common Stocks	35,687,835	-	-	35,687,835
REITs	6,802,377	-	-	6,802,377
Master Limited Partnerships	5,229,953	-	-	5,229,953
Preferred Stock
Energy	948,918	-	-	948,918
Total Preferred Stock	948,918	-	-	948,918
Investment Purchased with the Cash Proceeds From Securities Lending	12,359,952	-	-	12,359,952
Total Investments	$61,029,035	$-	$-	$61,029,035

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.